Share Capital (Details) - 3 - USD ($)																	1 Months Ended	12 Months Ended
	Dec. 12, 2023	Nov. 01, 2023	Oct. 31, 2023	Jul. 13, 2023	Jun. 28, 2023	Mar. 31, 2023	Mar. 30, 2023	Jan. 19, 2023	Dec. 31, 2022	Oct. 12, 2022	Jul. 12, 2022	Apr. 13, 2022	Mar. 09, 2022	Jan. 11, 2022	Jan. 01, 2022	Dec. 31, 2021	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - 3 [Line Items]
Warrants issued			120,000											1,863				66,237
Strike price			110.00%															5.005%
Volatility percentage								130.00%	110.00%							37.00%		125.00%	60.00%
Dividend yield percentage								0.00%	0.00%							0.00%		0.00%
Risk free rate																		4.76%
Purchase warrants placement																		621
Reverse stock split			(17,143 post 7-1 reverse split)								($367.71-$0.5248 before the 1-100 and 1-7 reverse splits per share)	(795,000 before the 1-100 and 1-7 reverse splits)			($2.724 before the 1-100 and 1-7 reverse splits per option)		24,453 (17,116,987 before the 1-100 and 1-7 reverse splits)
Common shares exercise price (in Dollars per share)									$ 1,771										$ 1,771
Transactions term																			5 years
Fair value amount (in Dollars)									$ 61,950										$ 61,950
Initial stock price (in Dollars)								$ 1,330	$ 105							$ 2,590		$ 1,211	1.73
Exercise price of common shares (in Dollars)				$ 2,315,250	$ 2,250,000			$ 140			$ 770	$ 770	$ 721					$ 5,780,750	$ 24,067,763
Exercise price (in Dollars per share)			$ 4.55					$ 0.23			$ 1.1	$ 1.1					$ 0.2		$ 105
Risk free rate, percentage								3.62%	4.08%							0.67%		15.00%	0.50%
Number of shares issued				73,500			30,045	2,989,130				836	643				30,045
Outstanding warrants								18,042,857
Proceeds of exercise of warrants (in Dollars)			$ 339,200				$ 14	$ 3,608,571										$ 3,608,571	$ 61,950	$ 3,017,743
Issue new unregistered warrants								18,042,857
Warrants gross proceeds (in Dollars)			$ 339,200				$ 140	$ 3,608,571									$ 140
Warrant price (in Dollars)																	$ 140
Warrants exercised						30,045											24,453
Cashless warrants were exercised																	5,593
Value, per share (in Dollars per share)			$ 4.55									$ 1.1	$ 1.03
Gross proceeds (in Dollars)			$ 1,215,500
Warrant purchase price (in Dollars per share)			$ 0.64
Warrants to purchase shares			530,000															11,863
Offering gross proceeds (in Dollars)			$ 1,554,700											$ 20,013,043
Prefunded warrant	12,977	25,714												2,114
Common shares		25,330
Warrant per share (in Dollars per share)	$ 0.01									$ 0.14
Purchased warrant expired																			183
Long-term borrowings [member]
Share Capital (Details) - 3 [Line Items]
Volatility percentage																			0.00%
Common Shares [Member]
Share Capital (Details) - 3 [Line Items]
Reverse stock split			$0.715 pre-split ($5.005 post split)								1-100 and 1-7 reverse splits							434,783 before the 1-100 and 1-7 reverse splits
Number of shares issued			267,143
Warrants exercised																	17,116,987
Cashless warrants were exercised																	3,915,000
Value, per share (in Dollars per share)			$ 0.65
Common shares		177,313
New Warrants [Member]
Share Capital (Details) - 3 [Line Items]
Reverse stock split																		$2.53 before the 1-100 and 1-7 reverse splits
Fair value amount (in Dollars)									$ 307,189										$ 307,189
Exercise price (in Dollars per share)								$ 0.2
Proceeds of exercise of warrants (in Dollars)								$ 140
Warrant Purchase [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)			4.48
Number of shares issued								25,775
Outstanding warrants								25,775
Issue new unregistered warrants								25,775
Warrant purchase price (in Dollars per share)			4.48
Purchased warrant expired																			128,386
Public offering										24,857				14,286
1-100 and 1-7 Reverse Splits One [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)		$ 0.01	$ 0.64	$ 0.045	$ 0.045		$ 0.2
Unexercised Common Share Purchase Warrants [Member]
Share Capital (Details) - 3 [Line Items]
Number of shares issued								2,989,130
Proceeds of exercise of warrants (in Dollars)								$ 140
New Unregistered Warrants [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price of common shares (in Dollars)								$ 140
Exercise price (in Dollars per share)								$ 0.2
Unexercised Common Share [Member]
Share Capital (Details) - 3 [Line Items]
Number of shares issued								4,270
Underwritten Public Offering [Member]
Share Capital (Details) - 3 [Line Items]
Number of shares issued			1,870,000
Pre-Funded Units [Member]
Share Capital (Details) - 3 [Line Items]
Dividend yield percentage																		0.00%
Warrants to purchase shares			75,714
Prefunded warrant		180,000
Public offering														9,999,999
Option Warrants [Member]
Share Capital (Details) - 3 [Line Items]
Volatility percentage																		60.00%
Dividend yield percentage																		0.00%
Risk free rate, percentage																		0.50%
Warrants to purchase shares																		1,304,347
Warrant paying value (in Dollars per share)		$ 0.01
Pre-funded Warrants [Member]
Share Capital (Details) - 3 [Line Items]
Prefunded warrant	90,839
Warrant Exercise Agreements [Member]
Share Capital (Details) - 3 [Line Items]
Public offering										17,400,000
Share purchase warrants (in Dollars)														$ 1,610
Top of Range [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)								$ 140
Proceeds of exercise of warrants (in Dollars)								$ 161
Proceeds of exercise of warrants (in Dollars)																		$ 161
Top of Range [Member] | 1-100 and 1-7 Reverse Splits One [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)								$ 0.23
Top of Range [Member] | 1-100 and 1-7 Reverse Splits Six [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)								$ 0.23
Top of Range [Member] | Warrant Exercise Agreements [Member]
Share Capital (Details) - 3 [Line Items]
Proceeds of exercise of warrants (in Dollars)								$ 161
Bottom of Range [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)								$ 0.2
Proceeds of exercise of warrants (in Dollars)								$ 1,400
Bottom of Range [Member] | 1-100 and 1-7 Reverse Splits One [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)								$ 0.2
Bottom of Range [Member] | 1-100 and 1-7 Reverse Splits Six [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)								$ 0.2
Lind Partners [Member]
Share Capital (Details) - 3 [Line Items]
Prefunded warrant	50,000
Lind Partners [Member] | Pre-Funded Units [Member]
Share Capital (Details) - 3 [Line Items]
Prefunded warrant	350,000
Lind Partners [Member] | Top of Range [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)	$ 0.07
Lind Partners [Member] | Bottom of Range [Member]
Share Capital (Details) - 3 [Line Items]
Exercise price (in Dollars per share)	0.01
Stock Options [Member]
Share Capital (Details) - 3 [Line Items]
Reverse stock split											1-100 and 1-7 reverse splits				(20,000 before the 1-100 and 1-7 reverse splits)
Exercise price of common shares (in Dollars)													$ 721
Exercise price (in Dollars per share)																			$ 2.3
Proceeds of exercise of warrants (in Dollars)																			$ 1,610
Warrants [member]
Share Capital (Details) - 3 [Line Items]
Exercise price of common shares (in Dollars)																			$ 1,771
Certain Employees And Consultants [Member] | Stock Options [Member] | Second Of January Two Thousand And Twenty Six [Member]
Share Capital (Details) - 3 [Line Items]
Number of shares issued									75										75
Certain Employees And Consultants [Member] | Stock Options [Member] | Expiring On Second Of January Two Thousand And Twenty Six [Member]
Share Capital (Details) - 3 [Line Items]
Number of shares issued									52,500										52,500
Placement Agent Warrants [Member]
Share Capital (Details) - 3 [Line Items]
Initial stock price (in Dollars)																			$ 1,211
Exercise price (in Dollars per share)																			$ 2.53
Warrants [member]
Share Capital (Details) - 3 [Line Items]
Volatility percentage																			110.00%
Exercise price (in Dollars per share)																			$ 0.15
Risk free rate, percentage																			4.08%
Number of shares issued						30,045	21,031,987										21,031,987	621
Warrant paying value (in Dollars per share)		$ 0.07
Warrant per share (in Dollars per share)	$ 0.07
Warrants [member] | Option Warrants [Member]
Share Capital (Details) - 3 [Line Items]
Number of shares issued																		434,783
Warrants [member]
Share Capital (Details) - 3 [Line Items]
Share purchase warrants (in Dollars)														$ 2.3
Employee [Member]
Share Capital (Details) - 3 [Line Items]
Stock option description																		$4.55 ($0.65 before 1-7 reverse stock splits)